Note 7 - Long-term Debt - Financing Costs Included in Loan Balances (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Balance, January 1, 2024	$ 0	$ 0
Additions	2,842	0
Amortization and write-off	(881)	0	$ 0
Balance, December 31,	1,961	0	$ 0
Less: Current portion of financing costs	(676)	$ 0
Financing costs, non-current portion	$ 1,285